[LOGO APPEARS HERE]

Hal J. Leibowitz 60 STATE STREET BOSTON, MA 02109 +1 617 526 6461 +1 617 526 5000 fax hal.leibowitz@wilmerhale.com

June 9, 2005

VIA ELECTRONIC SUBMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

Re:	Saucony, Inc.

Commission File No. 000-05083

Preliminary Proxy Materials

Ladies and Gentlemen:

On behalf of Saucony, Inc. (the “Company”), transmitted herewith for filing pursuant to Rule 14a-6(a) promulgated under the Securities Exchange Act of 1934, as amended, are preliminary copies of the Notice of Special Meeting of Stockholders, Proxy Statement and Proxy relating to the Company’s Special Meeting of Stockholders. The Company anticipates releasing its definitive proxy materials to stockholders on or about June 27, 2005.

Please call the undersigned at 617-526-6461 if you have any questions or comments regarding this matter.

Very truly yours,

/s/ Hal J. Leibowitz

Hal J. Leibowitz

cc:	Michael Umana

Roger P. Deschenes

Saucony, Inc.

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